Schedule of Investments (unaudited)	iShares ® MSCI South Africa ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 11.4%
Absa Group Ltd.(a)	882,376	$9,168,162
Capitec Bank Holdings Ltd.	96,049	11,616,902
Nedbank Group Ltd.	490,669	5,794,427
Standard Bank Group Ltd.	1,518,918	14,946,936
		41,526,427
Capital Markets — 1.1%
Reinet Investments SCA	191,199	3,961,955

Chemicals — 3.0%
Sasol Ltd.(a)	669,352	10,882,277

Diversified Financial Services — 7.8%
FirstRand Ltd.	5,513,918	22,417,477
Remgro Ltd.	684,808	5,948,087
		28,365,564

Equity Real Estate Investment Trusts (REITs) — 1.3%
Growthpoint Properties Ltd.	4,561,756	4,783,120

Food & Staples Retailing — 6.9%
Bid Corp. Ltd.(a)	408,495	8,608,740
Clicks Group Ltd.	313,443	5,856,622
Shoprite Holdings Ltd.	627,941	7,044,786
SPAR Group Ltd. (The)	268,887	3,728,762
		25,238,910

Food Products — 1.1%
Tiger Brands Ltd.	239,169	3,840,588

Industrial Conglomerates — 1.5%
Bidvest Group Ltd. (The)	380,909	5,368,158

Insurance — 6.6%
Discovery Ltd.(a)	536,738	5,475,555
Old Mutual Ltd.	6,054,076	6,280,247
Rand Merchant Investment Holdings Ltd.	1,183,583	2,777,919
Sanlam Ltd.	2,189,637	9,447,876
		23,981,597

Internet & Direct Marketing Retail — 21.9%
Naspers Ltd., Class N	359,504	79,614,245

Media — 1.4%
MultiChoice Group	503,396	5,034,599

Metals & Mining — 23.2%
African Rainbow Minerals Ltd.	162,571	3,137,171
Anglo American Platinum Ltd.	64,580	8,515,158
AngloGold Ashanti Ltd.	490,827	12,120,333
Security	Shares	Value

Metals & Mining (continued)
Gold Fields Ltd.	1,044,775	$13,174,886
Harmony Gold Mining Co. Ltd.	754,849	4,038,448
Impala Platinum Holdings Ltd.	914,808	16,626,701
Kumba Iron Ore Ltd.	86,743	4,024,928
Northam Platinum Ltd.(a)	439,177	7,426,993
Sibanye Stillwater Ltd.	3,236,947	15,326,011
		84,390,629
Multiline Retail — 1.4%
Woolworths Holdings Ltd.(a)	1,307,553	5,292,733

Oil, Gas & Consumable Fuels — 1.0%
Exxaro Resources Ltd.	343,695	3,836,914

Pharmaceuticals — 1.6%
Aspen Pharmacare Holdings Ltd.(a)	493,128	5,760,987

Real Estate Management & Development — 1.1%
NEPI Rockcastle PLC	584,876	4,081,453

Specialty Retail — 1.6%
Mr. Price Group Ltd.	337,736	5,717,465

Wireless Telecommunication Services — 6.0%
MTN Group Ltd.(a)	1,982,802	14,304,146
Vodacom Group Ltd.	794,815	7,545,485
		21,849,631

Total Common Stocks — 99.9%
(Cost: $371,318,796)		363,527,252

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	230,000	230,000

Total Short-Term Investments — 0.0%
(Cost: $230,000)		230,000

Total Investments in Securities — 99.9%
(Cost: $371,548,796)		363,757,252

Other Assets, Less Liabilities — 0.1%		199,118

Net Assets—100.0%		$363,956,370

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares ® MSCI South Africa ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,406,550	$—		$(4,403,573	)(b)	$(2,977)	$—	$—	—	$7,428	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	100,000	(b)	—		—	—	230,000	230,000	118		—
						$(2,977)	$—	$230,000		$7,546		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	7	06/17/21	$314	$3,754

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,605,952	$268,921,300	$—	$363,527,252
Money Market Funds	230,000	—	—	230,000
	$94,835,952	$268,921,300	$—	$363,757,252
Derivative financial instruments(a)
Assets
Futures Contracts	$3,754	$—	$—	$3,754

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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